Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 324,083,750.00
Total Fee Amount	44,755.97
Total Offset Amount	0.00
Net Fee	$ 44,755.97
Offering Table N/A
Offset Table N/A	N/A